Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of future minimum rental payments

Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2015 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Operating leases commitments	$23,236	$17,907	$4,471	$729	$129

Schedule of purchase commitments

Purchase commitments as of December 31, 2015 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Purchase commitments	$250,864	$225,817	$24,680	$367	$—

Schedule of other commitment on the convertible senior notes and long-term loan

Other commitment on the convertible senior notes and long-term loan as of December 31, 2015 was as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
	(In thousands)
Convertible debt	$808,000	$808,000	$—	$—	$—
Long-term loan	21,770	—	21,770	—	—
Total other commitment	$829,770	$808,000	$21,770	$—	$—